Investment Strategy - Clockwise Core Equity & Innovation ETF	Aug. 13, 2025
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the fifth paragraph of the section titled “Principal Investment Strategies” is deleted and replaced with the following three paragraphs:
Strategy Narrative [Text Block]

The Fund will invest, under normal circumstances, at least 80% of its net assets plus the amount of borrowings for investment purposes, in equity securities, including common stocks, partnership interests, and other equity investments or ownership interests in business enterprises. Equity securities also include other ETFs that invest substantially in, or that provide substantial long or short exposure to, equity securities, including through leverage. In addition, the Fund may invest up to 95% of its net assets in such securities.

The Fund’s ETF investments may include traditional ETFs, inverse ETFs (which seek to provide short exposure that provides the opposite performance of a reference asset, such as an equity index) and leveraged ETFs (which seek to provide amplified long exposure or amplified short exposure (i.e., inverse) to a reference asset) (together, “Leveraged and Inverse ETFs”). The Sub-Adviser typically utilizes Leveraged and Inverse ETFs to seek to mitigate or reduce the Fund’s overall portfolio volatility.

The Fund’s investments will include small-, medium- and large-capitalization companies, with the Sub-Adviser focusing on investing in companies with market capitalization greater than $1 billion. Under normal circumstances, the Fund as a target will invest between 5% and 20% of the Fund’s portfolio in fixed income securities on an opportunistic basis, including short-term treasuries, money market funds, and other cash equivalents. The Fund may maintain a higher percentage of the Fund’s assets in such investments under extreme conditions.

Strategy Portfolio Concentration [Text]	The Fund will invest, under normal circumstances, at least 80% of its net assets plus the amount of borrowings for investment purposes, in equity securities, including common stocks, partnership interests, and other equity investments or ownership interests in business enterprises.